PRIVATE PLACEMENT	9 Months Ended
Sep. 30, 2023
Private Placement
PRIVATE PLACEMENT

NOTE 4 – PRIVATE PLACEMENT

The Sponsor will agree to purchase an aggregate of 217,400 Private Placement Units (or 234,500 Private Placement Units if the underwriters’ over-allotment is exercised in full) at $10.00 per Private Placement Unit (for a total purchase price of $2,174,000 or $2,345,000 in the aggregate if the underwriters’ over-allotment is exercised in full) in a private placement that will occur simultaneously with the closing of the “Proposed Public Offering”. Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-seventh (1/7) ordinary share upon consummation of the initial business combination.